Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Below is disclosure relating to the compensation of our Named Executive Officers (“NEOs”) for the last three fiscal years calculated in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934 (“Item 402(v)”). Item 402(v) requires disclosure of  “compensation actually paid” (referred to herein as “Compensation Actually Paid” or the “CAP Amounts”) for the Principal Executive Officer (“PEO”) and the Non-PEO NEOs based on calculations that report, among other things, changes in the value of equity awards (i) granted in prior fiscal years, (ii) granted during the fiscal year, and (iii) vested during the fiscal year.
The Compensation Committee and the Stock Plan Subcommittee do not use the CAP Amounts when making compensation decisions. For a discussion of how our Company seeks to align pay with performance when making compensation decisions, please review the “Compensation Discussion and Analysis – Elements of Compensation.”
The following tables and related disclosures provide information concerning our PEO and Non-PEO NEOs with regard to (i) the Summary Compensation Table (“SCT”) Total and (ii) the CAP Amounts. The PEO is Fabrizio Freda for all years shown in the table. The Non-PEO NEOs are
William P. Lauder (all years), Tracey T. Travis (all years), Jane Hertzmark Hudis (2023 and 2022), Peter Jueptner (2023), Cedric Prouvé (2022 and 2021), and John Demsey (2022 and 2021).
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(1)	Value of Initial Fixed $100 Investment Based On:		Net Earnings (millions)	Adjusted EPS(3) (non-GAAP) (% Change in)
					Total Shareholder Return	Peer Group Total Shareholder Return(2)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$21,811,244	$(29,053,372)	$7,648,501	$828,470	$106.96	$140.17	$1,010	(52)%
2022	25,480,056	(14,802,124)	11,203,938	8,968,835	137.13	131.49	2,408	12%
2021	65,996,984	198,805,234	9,918,104	26,666,930	169.92	123.29	2,875	57%

(1)
The following table describes the adjustments, each of which is required by Item 402(v), to calculate the CAP Amounts shown in the table above.

Fiscal Year	2023		2022		2021
Adjustments ($)	PEO	Average for Non-PEO NEOs*	PEO	Average for Non-PEO NEOs*	PEO	Average for Non-PEO NEOs*
Summary Compensation Table	$21,811,244	$7,648,501	$25,480,056	$11,203,938	$65,996,984	$9,918,104
Less: Stock and Option Awards Values Reported in SCT for the Covered Year	(15,625,008)	(4,849,436)	(14,825,039)	(6,642,574)	(55,644,760)	(5,173,955)
Plus: Fiscal Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	8,765,725	2,876,831	11,311,591	4,591,577	78,552,484	9,736,762
Increase (Decrease) in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(35,941,852)	(4,253,191)	(34,764,409)	(2,082,351)	83,008,440	8,984,489
Increase (Decrease) in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	0	0	0	462,276	0	0
Increase (Decrease) in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	(8,810,463)	(465,290)	(3,001,535)	1,399,154	25,424,068	3,153,442
Plus: Fair Value of Dividends or other Earnings Paid on Stock Awards not otherwise reflected in Fair Value or Total Compensation	1,493,269	82,185	1,673,197	98,928	1,575,927	105,402
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(1,057,600)	(320,134)	(974,688)	(197,538)	(685,266)	(214,243)
Plus: Aggregate Service Cost and Prior Service Costs for Pension Plans	311,313	109,003	298,703	135,426	577,357	156,929
Compensation Actually Paid (as calculated)	$(29,053,372)	$828,470	$(14,802,124)	$8,968,835	$198,805,234	$26,666,930

*
Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

The equity valuation methodology was kept consistent with those used at the time of grant, with assumptions updated to reflect information available at the time of each valuation, including payout estimates. Instead of using the target payout amounts for PSUs, we used the total expected payout based on estimates of performance in future years. EL stock prices used for each fiscal year end were: June 30, 2023: $196.38; June 30, 2022: $254.67; June 30, 2021: $318.08; June 30, 2020: $188.68.
(2)
The peer group used in this disclosure is the S&P Consumer Staples Index, which is the same peer group used in Part II, Item 5 of our Form 10-K for each of the fiscal years shown.

(3)
Please refer to Appendix A of this Proxy Statement for reconciliation of, and other information about, this non-GAAP measure.

Company Selected Measure Name	AdjustedEPS
Named Executive Officers, Footnote	The PEO is Fabrizio Freda for all years shown in the table. The Non-PEO NEOs are
William P. Lauder (all years), Tracey T. Travis (all years), Jane Hertzmark Hudis (2023 and 2022), Peter Jueptner (2023), Cedric Prouvé (2022 and 2021), and John Demsey (2022 and 2021).

Peer Group Issuers, Footnote	(2) The peer group used in this disclosure is the S&P Consumer Staples Index, which is the same peer group used in Part II, Item 5 of our Form 10-K for each of the fiscal years shown.
PEO Total Compensation Amount	$ 21,811,244	$ 25,480,056	$ 65,996,984
PEO Actually Paid Compensation Amount	$ (29,053,372)	(14,802,124)	198,805,234
Adjustment To PEO Compensation, Footnote
(1)
The following table describes the adjustments, each of which is required by Item 402(v), to calculate the CAP Amounts shown in the table above.

Fiscal Year	2023		2022		2021
Adjustments ($)	PEO	Average for Non-PEO NEOs*	PEO	Average for Non-PEO NEOs*	PEO	Average for Non-PEO NEOs*
Summary Compensation Table	$21,811,244	$7,648,501	$25,480,056	$11,203,938	$65,996,984	$9,918,104
Less: Stock and Option Awards Values Reported in SCT for the Covered Year	(15,625,008)	(4,849,436)	(14,825,039)	(6,642,574)	(55,644,760)	(5,173,955)
Plus: Fiscal Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	8,765,725	2,876,831	11,311,591	4,591,577	78,552,484	9,736,762
Increase (Decrease) in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(35,941,852)	(4,253,191)	(34,764,409)	(2,082,351)	83,008,440	8,984,489
Increase (Decrease) in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	0	0	0	462,276	0	0
Increase (Decrease) in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	(8,810,463)	(465,290)	(3,001,535)	1,399,154	25,424,068	3,153,442
Plus: Fair Value of Dividends or other Earnings Paid on Stock Awards not otherwise reflected in Fair Value or Total Compensation	1,493,269	82,185	1,673,197	98,928	1,575,927	105,402
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(1,057,600)	(320,134)	(974,688)	(197,538)	(685,266)	(214,243)
Plus: Aggregate Service Cost and Prior Service Costs for Pension Plans	311,313	109,003	298,703	135,426	577,357	156,929
Compensation Actually Paid (as calculated)	$(29,053,372)	$828,470	$(14,802,124)	$8,968,835	$198,805,234	$26,666,930

*
Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

The equity valuation methodology was kept consistent with those used at the time of grant, with assumptions updated to reflect information available at the time of each valuation, including payout estimates. Instead of using the target payout amounts for PSUs, we used the total expected payout based on estimates of performance in future years. EL stock prices used for each fiscal year end were: June 30, 2023: $196.38; June 30, 2022: $254.67; June 30, 2021: $318.08; June 30, 2020: $188.68.

Non-PEO NEO Average Total Compensation Amount	$ 7,648,501	11,203,938	9,918,104
Non-PEO NEO Average Compensation Actually Paid Amount	$ 828,470	8,968,835	26,666,930
Adjustment to Non-PEO NEO Compensation Footnote
(1)
The following table describes the adjustments, each of which is required by Item 402(v), to calculate the CAP Amounts shown in the table above.

Fiscal Year	2023		2022		2021
Adjustments ($)	PEO	Average for Non-PEO NEOs*	PEO	Average for Non-PEO NEOs*	PEO	Average for Non-PEO NEOs*
Summary Compensation Table	$21,811,244	$7,648,501	$25,480,056	$11,203,938	$65,996,984	$9,918,104
Less: Stock and Option Awards Values Reported in SCT for the Covered Year	(15,625,008)	(4,849,436)	(14,825,039)	(6,642,574)	(55,644,760)	(5,173,955)
Plus: Fiscal Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	8,765,725	2,876,831	11,311,591	4,591,577	78,552,484	9,736,762
Increase (Decrease) in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(35,941,852)	(4,253,191)	(34,764,409)	(2,082,351)	83,008,440	8,984,489
Increase (Decrease) in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	0	0	0	462,276	0	0
Increase (Decrease) in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	(8,810,463)	(465,290)	(3,001,535)	1,399,154	25,424,068	3,153,442
Plus: Fair Value of Dividends or other Earnings Paid on Stock Awards not otherwise reflected in Fair Value or Total Compensation	1,493,269	82,185	1,673,197	98,928	1,575,927	105,402
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(1,057,600)	(320,134)	(974,688)	(197,538)	(685,266)	(214,243)
Plus: Aggregate Service Cost and Prior Service Costs for Pension Plans	311,313	109,003	298,703	135,426	577,357	156,929
Compensation Actually Paid (as calculated)	$(29,053,372)	$828,470	$(14,802,124)	$8,968,835	$198,805,234	$26,666,930

*
Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

The equity valuation methodology was kept consistent with those used at the time of grant, with assumptions updated to reflect information available at the time of each valuation, including payout estimates. Instead of using the target payout amounts for PSUs, we used the total expected payout based on estimates of performance in future years. EL stock prices used for each fiscal year end were: June 30, 2023: $196.38; June 30, 2022: $254.67; June 30, 2021: $318.08; June 30, 2020: $188.68.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The following table lists the financial performance metrics that, in our assessment, represent the most important financial performance measures we use to link compensation actually paid to our NEOs for the most recently completed fiscal year.
Adjusted Performance Measures*
EPS (Company-Selected Measure)
Net Sales
ROIC
OI Margin Percent

Total Shareholder Return Amount	$ 106.96	137.13	169.92
Peer Group Total Shareholder Return Amount	140.17	131.49	123.29
Net Income (Loss)	$ 1,010,000,000	$ 2,408,000,000	$ 2,875,000,000
Company Selected Measure Amount	(52)	12	57
PEO Name	Fabrizio Freda	Fabrizio Freda	Fabrizio Freda
Share Price	$ 196.38	$ 254.67	$ 318.08	$ 188.68
Measure:: 1
Pay vs Performance Disclosure
Name	EPS (Company-Selected Measure)
Non-GAAP Measure Description	(3) Please refer to Appendix A of this Proxy Statement for reconciliation of, and other information about, this non-GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	OI Margin Percent
PEO | Stock And Option Awards Values Reported in SCT For the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,625,008)	$ (14,825,039)	$ (55,644,760)
PEO | Fiscal Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,765,725	11,311,591	78,552,484
PEO | Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,941,852)	(34,764,409)	83,008,440
PEO | Fair Value as Of Vesting Date of Equity Awards Granted and Vested in The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Fair Value of Equity Awards Granted in Prior Years That Vested in The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,810,463)	(3,001,535)	25,424,068
PEO | Fair Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,493,269	1,673,197	1,575,927
PEO | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,057,600)	(974,688)	(685,266)
PEO | Aggregate Service Cost and Prior Service Costs for Pension Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	311,313	298,703	577,357
Non-PEO NEO | Stock And Option Awards Values Reported in SCT For the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,849,436)	(6,642,574)	(5,173,955)
Non-PEO NEO | Fiscal Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,876,831	4,591,577	9,736,762
Non-PEO NEO | Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,253,191)	(2,082,351)	8,984,489
Non-PEO NEO | Fair Value as Of Vesting Date of Equity Awards Granted and Vested in The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	462,276	0
Non-PEO NEO | Fair Value of Equity Awards Granted in Prior Years That Vested in The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(465,290)	1,399,154	3,153,442
Non-PEO NEO | Fair Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	82,185	98,928	105,402
Non-PEO NEO | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(320,134)	(197,538)	(214,243)
Non-PEO NEO | Aggregate Service Cost and Prior Service Costs for Pension Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 109,003	$ 135,426	$ 156,929